Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash Equivalents And Short Term Investments [Abstract]
Cash Equivalents
Cash Equivalents

Cash Equivalents
Cash equivalents consist of interest bearing deposits with our bank totaling $13,058,092 (December 31, 2018 – $9,977,409).  The current annual interest rate earned on these deposits is 1.17% (December 31, 2018 – 2.71%).